Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2019	Feb. 10, 2017	Feb. 28, 2019	Mar. 31, 2017	Apr. 30, 2019	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Letters of guarantee and letters of credit							$ 1,577	$ 590
Cash consideration for purchase of vessel							46,395	0	$ 60,115
Other long term assets							23,736	4,856
Restricted cash							12,892	6,558	5,386
Claims receivable							22,224	12,307
Other income							$ 14,582	6,140	18,175
Navios Galaxy II
Date of charter-in agreement							Dec. 31, 2017
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,600 dwt
Date of expected delivery							Q1 2020
Contractual Obligation							$ 5,410
Cash consideration for purchase of vessel					$ 2,705			$ 2,705
Other long term assets							$ 2,953
Navios Herakles I
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,000 dwt
Date of expected delivery							Q3 2019
Navios Uranus
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,600 dwt
Date of expected delivery							Q4 2019
Navios Herakles I and Navios Uranus
Date of charter-in agreement							Jan. 31, 2018
Contractual Obligation							$ 11,140
Cash consideration for purchase of vessel	$ 2,800						8,340
Other long term assets							$ 8,969
Navios Felicity I
Date of charter-in agreement							Apr. 30, 2018
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,000 dwt
Date of expected delivery							Q4 2019
Contractual Obligation							$ 5,590
Cash consideration for purchase of vessel			$ 2,795				2,795
Other long term assets							$ 3,004
Navios Magellan II
Date of charter-in agreement							Oct. 31, 2018
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,000 dwt
Date of expected delivery							Q2 2020
Contractual Obligation							$ 5,820
Cash consideration for purchase of vessel						$ 2,910
Other long term assets							3,033
Navios Logistics
Collateralized cash amount released				$ 2,900
Navios Logistics | Letter of Credit
Restricted cash									$ 2,900
Navios Logistics | Vitol S.A.
Guarantee and indemnity letter							$ 12,000
Guarantees							Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.
Navios Logistics | Vale
Litigation Settlement, Amount Awarded from Other Party		$ 21,500
Other income							$ 1,157
Fire incident at the iron ore port terminal in Nueva Palmira, Uruguay | Navios Logistics
Claims receivable							11,571
Insurance claims | Navios Logistics
Other income							$ 9,197